Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Voyage expenses	$ (286,534)	$ (226,111)	$ (200,058)
General and administrative expenses	(56,826)	(39,500)	(31,881)
Management fees	(19,071)	(19,489)	(18,405)
Charter - in hire expenses	(21,020)	(14,565)	(32,055)
Interchart [Member]
Related Party Transaction [Line Items]
Voyage expenses	(4,140)	(3,870)	(3,780)
Augustea Technoservices Ltd. and and affiliates [Member]
Related Party Transaction [Line Items]
Voyage expenses	0	0	(95)
Management fees	(1,250)	(6,472)	(6,588)
Management and Directors fees [Member]
Related Party Transaction [Line Items]
Consultancy fees	(543)	(535)	(598)
Directors compensation	(185)	(183)	(179)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Office rent	(37)	(41)	(40)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and administrative expenses	(179)	(252)	(268)
Iblea Ship Management Limited [Member]
Related Party Transaction [Line Items]
Management fees	(3,264)	(79)	0
AOM [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	0	(4,069)	(5,442)
Sydelle [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	0	0	(540)
Coromel Maritime Limited [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	$ 0	$ 0	$ (249)